Loss per share (Details Narrative) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Ordinary shares [member] | Employee stock options and restricted stock units [member]
LossPerShareLineItems [Line Items]
Antidilutive securities excluded from computation of earnings per shares amount	544,619	701,582	2,025,975